NHA
Nuveen Municipal 2021 Target Term Fund
Portfolio of Investments    August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 78.6%
	MUNICIPAL BONDS – 76.8%
	Alaska – 2.8%
$1,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A-	$1,015,680
1,325	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A-	1,345,776
2,325	Total Alaska			2,361,456
	Arizona – 1.6%
325	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/21	No Opt. Call	A-	335,462
625	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019, 4.000%, 6/15/21, 144A	No Opt. Call	N/R	627,087
355	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R, 2.875%, 7/01/21	No Opt. Call	B1	360,339
1,305	Total Arizona			1,322,888
	Arkansas – 0.0%
15	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical Center, Refunding Series 2015B, 5.000%, 2/01/21	No Opt. Call	Baa1	15,257
	California – 5.9%
490	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/21	No Opt. Call	Ba3	499,771
85	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016, 4.000%, 2/01/21	No Opt. Call	A+	86,000
500	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/21, 144A	No Opt. Call	BBB	519,455
730	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Refunding Series 2015, 5.000%, 10/01/20	No Opt. Call	A-	732,059
200	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/21, 144A	No Opt. Call	N/R	200,766
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-01, Improvement Area No 1, University District, Series 2016A:
260	2.000%, 9/01/20	No Opt. Call	N/R	260,000
265	2.125%, 9/01/21	No Opt. Call	N/R	267,555
235	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A, 3.000%, 9/02/20	No Opt. Call	N/R	235,000
200	Cucamonga School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 97-1, Series 2016, 3.000%, 9/01/21	No Opt. Call	N/R	203,980

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$305	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/21 – BAM Insured (AMT)	No Opt. Call	AA	$315,736
50	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 4.000%, 9/01/21	No Opt. Call	N/R	51,500
370	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 3.250%, 9/01/21	No Opt. Call	N/R	377,348
995	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diable Grande Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/21 (4)	No Opt. Call	N/R	811,000
420	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Refunding Series 2015, 2.000%, 9/01/21	No Opt. Call	BBB+	425,880
5,105	Total California			4,986,050
	Colorado – 0.4%
230	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	228,903
116	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 3.250%, 12/01/20	No Opt. Call	N/R	116,202
346	Total Colorado			345,105
	Connecticut – 0.4%
180	Stafford, Connecticut, General Obligation Bonds, Series 2018, 5.000%, 8/01/21 – BAM Insured	No Opt. Call	A1	187,834
125	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/21	No Opt. Call	A	130,536
305	Total Connecticut			318,370
	Florida – 5.5%
150	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 2.250%, 11/01/20	No Opt. Call	BBB	150,368
135	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 3.625%, 11/01/20	No Opt. Call	N/R	135,184
2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc, Series 2000, 7.500%, 11/01/20 (AMT)	10/20 at 100.00	Caa3	2,008,860
36	Champion's Reserve Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 3.625%, 11/01/20	No Opt. Call	N/R	36,059
100	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 3.700%, 11/01/20	No Opt. Call	N/R	100,184
355	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 3.500%, 5/01/21	No Opt. Call	N/R	357,315
335	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment Bonds Refunding Series 2016, 2.000%, 5/01/21	No Opt. Call	A-	337,231
15	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/20 (ETM)	No Opt. Call	N/R (5)	15,179
70	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc, Series 2015C, 5.000%, 5/15/21	No Opt. Call	BBB	71,194

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$505	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2016, 2.250%, 5/01/21	No Opt. Call	A	$510,343
140	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 3.500%, 5/01/21	No Opt. Call	BBB-	141,079
105	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 3.625%, 11/01/20	No Opt. Call	N/R	105,196
70	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 4.600%, 5/01/21	No Opt. Call	N/R	70,160
105	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 3.750%, 11/01/20	No Opt. Call	N/R	105,202
140	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 3.625%, 5/01/21	No Opt. Call	N/R	141,341
70	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 3.750%, 11/01/20	No Opt. Call	N/R	70,127
170	Village Community Development District 12, Wildwood, Florida, Special Assessment Revenue Bonds, Series 2016, 2.875%, 5/01/21	No Opt. Call	N/R	171,164
105	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 3.500%, 11/01/20	No Opt. Call	N/R	105,234
4,606	Total Florida			4,631,420
	Georgia – 0.3%
275	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2016, 5.000%, 1/01/21 (ETM)	No Opt. Call	A2 (5)	279,367
	Guam – 0.8%
475	Guam Education Financing Foundation, Certificates of Participation, Guam Public School Facilities Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	BB	475,646
240	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A, 6.000%, 12/01/20	No Opt. Call	B+	241,711
715	Total Guam			717,357
	Illinois – 11.0%
75	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016, 1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	75,364
150	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/20	No Opt. Call	B1	151,180
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.250%, 12/01/20 – NPFG Insured	No Opt. Call	BB-	1,011,380
800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/21	No Opt. Call	Ba1	812,704
400	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A, 5.000%, 1/01/21	No Opt. Call	BBB-	403,064
10	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/21	No Opt. Call	BB+	10,031
630	Cook County School District 87, Berkeley, Illinois, General Obligation Bonds, Refunding School Series 2012A, 3.000%, 12/01/20	No Opt. Call	A1	634,278
300	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/20	No Opt. Call	A2	302,613

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$620	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/21	No Opt. Call	Aa2	$632,344
1,000	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/21	No Opt. Call	A-	1,030,200
270	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 4.000%, 2/15/21	No Opt. Call	BB	271,029
85	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB-	86,225
635	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB-	642,410
110	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/21	No Opt. Call	BBB-	111,889
2,000	Illinois State, General Obligation Bonds, May Series 2020, 4.875%, 5/01/21	No Opt. Call	BBB-	2,043,580
105	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/21	No Opt. Call	BBB-	106,225
1,000	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013, 0.000%, 2/01/21	No Opt. Call	A+	996,170
9,190	Total Illinois			9,320,686
	Indiana – 1.5%
1,250	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power and Light Company Project, Refunding Series 2011A, 3.875%, 8/01/21	No Opt. Call	A-	1,281,675
	Iowa – 0.4%
350	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	10/20 at 104.00	B	364,326
	Kentucky – 1.4%
1,170	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/21	No Opt. Call	Baa2	1,207,077
	Louisiana – 0.0%
15	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/21	No Opt. Call	A3	15,447
	Maine – 0.3%
265	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 5.250%, 7/01/21	No Opt. Call	Ba3	272,250
	Massachusetts – 0.0%
25	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Issue Series 2010G, 5.000%, 7/01/21	10/20 at 100.00	BBB+	25,082
	Michigan – 1.6%
140	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.010%, 7/01/21	No Opt. Call	BB+	134,964
500	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Development Area 1 Projects, Series 2018B, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	518,195
155	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997A, 5.375%, 5/01/21	10/20 at 100.00	B	155,245

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$500	Detroit, Michigan, General Obligation Bonds, Series 2018, 5.000%, 4/01/21	No Opt. Call	BB-	$505,440
1,295	Total Michigan			1,313,844
	Minnesota – 0.5%
105	Red Wing, Minnesota Senior Housing Revenue Refunding Bonds, Deer Crest Project, Series 2012A, 3.750%, 11/01/20	No Opt. Call	N/R	105,047
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21 (4)	No Opt. Call	N/R	47,600
250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 2.250%, 6/01/21	No Opt. Call	N/R	247,365
425	Total Minnesota			400,012
	Mississippi – 0.4%
305	Pearl River County School District, Mississippi, General Obligation Bonds, Series 2018, 4.000%, 8/01/21 – BAM Insured	No Opt. Call	AA	314,891
	Missouri – 1.4%
100	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.000%, 11/01/20	No Opt. Call	N/R	100,036
1,000	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/21	No Opt. Call	A1	1,046,870
1,100	Total Missouri			1,146,906
	Nevada – 1.1%
815	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 4.000%, 6/15/21	No Opt. Call	BBB+	836,630
125	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 3.500%, 6/01/21	No Opt. Call	N/R	125,555
940	Total Nevada			962,185
	New Jersey – 10.7%
275	Bordentown , New Jersey, General Obligation Bonds, Series 2018, 3.000%, 8/01/21	No Opt. Call	AA	282,205
100	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/21	No Opt. Call	Baa1	101,302
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
200	4.000%, 6/15/21 (ETM)	No Opt. Call	N/R (5)	205,886
300	4.000%, 6/15/21	No Opt. Call	BBB+	307,170
1,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/21	No Opt. Call	Baa2	1,017,500
425	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 7/01/21 (AMT)	No Opt. Call	BBB	438,443
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	BBB+	1,031,710
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/21	3/21 at 100.00	BBB+	2,040,180
500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2012II, 5.000%, 3/01/21 (ETM)	No Opt. Call	BBB+ (5)	512,075

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$525	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 5.000%, 7/01/21	No Opt. Call	BB+	$538,025
540	New Jersey State, General Obligation Bonds, Refunding Series 2009O, 5.250%, 8/01/21	No Opt. Call	A-	561,935
1,000	New Jersey State, General Obligation Bonds, Refunding Series 2016T, 5.000%, 6/01/21	No Opt. Call	A-	1,031,370
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	BBB+	1,012,300
8,865	Total New Jersey			9,080,101
	New York – 10.4%
200	Franklin County Solid Waste Management Authority, New York, Solid Waste Revenue Bonds, Series 2015A, 5.000%, 6/01/21 (AMT)	No Opt. Call	BBB+	206,350
1,000	New York City, New York, General Obligation Bonds, Refunding Fiscal 2015 Series A, 5.000%, 8/01/21	No Opt. Call	AA	1,043,430
2,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/21 (AMT)	No Opt. Call	B-	2,008,060
2,700	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/21 (AMT)	No Opt. Call	Baa3	2,727,810
185	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2014, 5.000%, 5/15/21	No Opt. Call	N/R	188,404
1,500	Oyster Bay, Nassau County, New York, General Obligation Bonds, Refunding Public Improvement Series 2014B, 5.000%, 8/15/21 – BAM Insured	No Opt. Call	AA	1,567,470
1,000	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/21	No Opt. Call	BBB+	1,022,010
8,585	Total New York			8,763,534
	North Carolina – 0.3%
225	Goldsboro, North Carolina, General Obligation Bonds, Street Improvement Series 2018, 5.000%, 8/01/21	No Opt. Call	AA	235,026
	Ohio – 1.9%
1,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/21	No Opt. Call	Ba2	1,015,680
1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (4)	No Opt. Call	N/R	1,250
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	1,750
400	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/21	No Opt. Call	A3	407,504
205	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, LLC - The University of Toledo Project, Series 2014A, 5.000%, 7/01/21	No Opt. Call	BBB-	208,432
4,005	Total Ohio			1,634,616
	Pennsylvania – 6.5%
800	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020A, 5.000%, 2/01/21	No Opt. Call	BBB	809,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$465	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 3.125%, 3/15/21	No Opt. Call	BBB-	$469,394
375	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/21	No Opt. Call	BBB	378,323
1,250	Pennsylvania State, General Obligation Bonds, First Refunding Series 2011-1, 5.000%, 7/01/21	No Opt. Call	A+	1,299,337
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	2,058,760
500	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017, 5.000%, 9/01/21, 144A	No Opt. Call	BB+	515,540
5,390	Total Pennsylvania			5,530,714
	Rhode Island – 0.5%
400	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A, 5.000%, 4/01/21	No Opt. Call	BBB	409,352
	South Carolina – 2.5%
1,870	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013, 5.000%, 5/01/21	No Opt. Call	N/R	1,880,678
230	South Carolina State, General Obligation State Institution Bonds, University of South Carolina, Refunding Series 2011A, 5.000%, 3/01/21	No Opt. Call	AA+	235,554
2,100	Total South Carolina			2,116,232
	Tennessee – 2.2%
400	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/21	No Opt. Call	AA	412,896
300	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A, 5.000%, 10/01/20	No Opt. Call	BBB	300,681
710	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A, 4.125%, 1/01/21 (ETM) (AMT)	No Opt. Call	AA+ (5)	718,747
260	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	272,108
115	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/21	No Opt. Call	Baa2	117,107
1,785	Total Tennessee			1,821,539
	Texas – 2.8%
135	Brazos County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 9/01/21	No Opt. Call	AA	141,466
65	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 3.400%, 9/01/20	No Opt. Call	N/R	65,000
	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014:
157	4.329%, 6/01/20 (4)	No Opt. Call	B3	155,401
116	5.400%, 6/01/21 (4)	No Opt. Call	B3	115,014

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments August 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$110	La Marque, Galveston County, Texas, Tax and Revenue Certificates of Obligation, Series 2018, 5.000%, 9/01/21	No Opt. Call	AA-	$115,235
500	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc, Refunding Series 2016, 5.000%, 2/15/21	No Opt. Call	BB-	498,560
75	New Hope Cultural Education Facilities Finance Corporation, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 3.375%, 8/15/21, 144A	No Opt. Call	BB	75,059
175	Polk County, Texas, General Obligation Bonds, Series 2017, 4.000%, 8/15/21	No Opt. Call	A+	181,172
1,000	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Refunding Series 2013, 5.000%, 11/01/20 – BAM Insured	No Opt. Call	Baa3	1,005,970
2,333	Total Texas			2,352,877
	Virgin Islands – 0.2%
145	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/21	No Opt. Call	Caa2	141,308
	Washington – 0.3%
245	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016, 3.200%, 7/01/21, 144A	No Opt. Call	N/R	244,437
	Wisconsin – 1.2%
1,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A	1,058,560
$66,405	Total Municipal Bonds (cost $64,792,806)			64,989,947

Shares	Description (1)	Value
	COMMON STOCKS – 1.8%
	Electric Utilities – 1.8%
77,692	Energy Harbor Corp (6), (7), (8)	$1,495,571
	Total Common Stocks (cost $2,571,420)	1,495,571
	Total Long-Term Investments (cost $67,364,226)	66,485,518
	Other Assets Less Liabilities – 21.4%	18,137,255
	Net Assets Applicable to Common Shares – 100%	$84,622,773

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$64,989,947	$ —	$64,989,947
Common Stocks	—	1,495,571	—	1,495,571
Total	$ —	$66,485,518	$ —	$66,485,518

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Common Stock received as part of the bankruptcy settlements for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32. Subsequent to the end of the reporting period, the value of this common stock has been adversely impacted as compared to the value reported as of May 31, 2020.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity